Investment in affiliates	12 Months Ended
Dec. 31, 2017
Investment in affiliates
Investment in affiliates

6. Investment in affiliates

The following table summarizes the Group’s balances of investment in affiliates:

	As of December 31
	2016		2017		2017
	RMB	%	RMB	%	USD	%
Shanghai Runju Financial Information Services Co., Ltd. (“Runju”)	—	—	94,014,722	71.2%	14,449,798	71.2%
Private equity funds that the Company serves as general partner or fund manager	25,655,495		27,571,703		4,237,693
Changjiang Jupai (Shanghai) Finance Consulting Co., Ltd(“Changjiang Jupai”)	8,606,286	40.0%	8,660,033	25.0%	1,331,023	25.0%
Shanghai Wuling Investment Center (“Wuling Center”)	9,580,813	1.1%	8,380,897	1.2%	1,288,120	1.2%
Beijing Juyuan Information Technology Co., Ltd(“Juyuan”)	10,186,105	64.0%	8,376,590	64.0%	1,287,458	64.0%
Shanghai Qihu Financial Information Co., Ltd(“Qihu”)	5,647,506	30.0%	5,715,365	30.0%	878,436	30.0%
Shanghai Juzhi Investment Management Co., Ltd (“Juzhi”)	2,794,650	50.0%	5,317,586	50.0%	817,298	50.0%
Hengqinhuixun Asset Management Co., Ltd (“Hengqinhuixun”)	—	—	4,995,829	40.0%	767,845	40.0%
Shanghai JupaiHehui Asset Management Co., Ltd. (‘‘Hehui’’)	3,690,738	49.0%	4,055,531	49.0%	623,324	49.0%
Shanghai Guochen Equity Management Co., Ltd (“Guochen”)	4,343,426	8.3%	3,912,925	8.3%	601,406	8.3%
Shenzhen Guojinwenying Fund Management Co, Ltd(“Guojinwenying”)	4,626,479	45.0%	657,061	45.0%	100,988	45.0%
Others	10,698,946		10,264,314		1,577,597

Total investments	85,830,444		181,922,556		27,960,986

The investments above are accounted for using equity method of accounting.

Runju primarily operates an online platform which facilitates the transfer of debt and equity securities. The total consideration for the acquisition is approximately RMB 90.5 million ($13.0 million). The Group prepaid RMB 77.6 million ($11.2 million) in December 2015. In March 2016, the Group entered into a binding agreement to acquire approximately 71% of equity interests in Runju from two of its existing shareholders, one of whom is a subsidiary E-house and considered as a related party to the Group. In September 2017, the transaction was completed. The Group has significant influence but no control over either board of shareholders or directors, according to the Article of the Associate of Runju. As such, Runju is accounted for using equity method of accounting.

Shanghai Juxiang invested in private equity funds of funds that the Group serves as general partner or fund manager. Shanghai Juxiang and Scepter held no more than 4% equity interest in these private equity funds of funds as a general partner. The Group accounts for these investments using the equity method of accounting due to the fact that the Company can exercise significant influence on these investees in the capacity of general partner or fund manager.

the Group invested RMB 8,000,000 for 40% equity interest in Changjiang Jupai and accounted for the investment with equity method accounting. In January 2017, the Group disposed of a 10% equity interest in Changjiang Jupai to an unrelated party. In December 2017, Changjiang Jupai increased the registered capital to RMB 24,000,000, and attracted one more investor, whose investment diluted the Company’s shareholding into 25%.

The Group obtained an investment in Wuling Center through the Scepter acquisition in July 2015. Shanghai Yidezhen Equity Investment Center (“Yidezhen”) held 1.1% equity interest in Wuling Center as a general partner as of December 31, 2016. Wuling Center is not consolidated by the Group as the Group does not control Wuling Center given that unrelated limited partners have substantive kick-out rights that allow them to remove the general partner without cause. Yidezhen acts as general partner in Wuling Center, which provides the Group with significant influence over the operating and financial policies of the investee, so the Group accounts for this investment by equity method.

The Group invested RMB 10,000,000 for 64% equity interest in Juyuan. The Group has significant influence but no control over board of directors, which has the highest authority, according to the Article of the Associate of Juyuan. As such, Juyuan is accounted for using equity method of accounting.

The Group invested RMB 4,500,000 for 30% equity interest in Qihu and accounted for the investment with equity method accounting. Its main operating business is asset management and investment advisory service.

The Group invested RMB 2,500,000 and RMB 2,500,000 in 2016 and 2017 respectively, for 50% equity interest in Juzhi. According to the Articles of Association, resolution of the board of shareholder should have the approval from all shareholders, and as such, the Group does not have control over Juzhi. However, the Group can exercise significant influence through board representations and accounts for the investment using equity method of accounting.

The Group invested RMB 5,000,000 for 40% equity interest in Hengqinhuixun , which mainly operates in asset management industry. The Group accounted for the investment with equity method accounting.

Hehui used to be a consolidated subsidiary of the Group in which the Group owned 65% equity interest. In September 2014, the Group disposed of 16% equity interest in Hehui to an unrelated third party, determined the Group no longer controlled the entity and as a result deconsolidated Hehui. The remaining 49% equity interest in Hehui was re-measured at fair value and has been subsequently accounted for as equity method investment.

Guochen was acquired as a result of Scepter acquisition in July 2015. In 2014, Shanghai Yidezhao Equity Investment Center (“Yidezhao”) formed Guochen with several unrelated third party investors and contributed RMB2,500,000 ($408,563) for a 8.3% equity interest in Guochen. Yidezhao can exercise significant influence through board representation and, as such, the Group accounted for the investment using equity method of accounting. In November 2016, the Group transferred existing business in Yidezhao to Yidezhen.

Guojinwenying was established by the Group and an unrelated third party in 2015. The Group owns 45% equity interest in Guojinwenying and accounts for the investment with equity method accounting.

In addition to the above, the Group also held investments in several fund management companies, none of which is individually material.